EXHIBIT 99.8

Client Name:	Flagstar Bank
Client Project Name:	FSMT 2018-4
Start - End Dates:	1/2018 - 5/2018
Deal Loan Count:	228

Waived Conditions Summary

Report Run Date:	5/31/2018 13:06
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